COMMON STOCK (Details Narrative) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	89,036,000	89,036,000	89,036,000
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	89,036,000	89,036,000	89,036,000
Common Stock, Shares	1,674,655
Common Stock cancelled for settlement	1,060,000
Common Stock issued for acquisition	70,000,000
Warrant outstanding to purchase common stock		1,674,655
Option outstanding to purchase common stock	14,750,000
Capital Stock issued on diluted basis		104,734,030	90,544,030
Common Stock outstanding on diluted basis	105,460,655
Private Placement [Member]
Common Stock, Shares, Issued				300,000	1,300,000